RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RESTRICTED CASH
Restricted cash current	¥ 921	$ 132	¥ 20,758